LEASES - Weighted-average lease terms and discount rates (Details)	Dec. 31, 2024	Dec. 31, 2023
LEASES
Weighted-average remaining lease term, Operating leases	2 years 6 months	2 years 6 months 7 days
Weighted-average remaining lease term, Finance leases	1 year 8 months 12 days	2 years 6 months 18 days
Weighted-average discount rate, Operating leases	14.20%	8.00%
Weighted-average discount rate, Finance leases	8.00%	8.00%